Segments - Business Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Deferred financing costs	$ 60	$ 68
Corporate and eliminations [Member]
Segment Reporting Information [Line Items]
Deferred financing costs	$ 60	$ 68